15) Other operating income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Incomeexpenses Tables Abstract
Other operating income/(expenses)
	R$ thousand
	Years ended December 31
	2020	2019	2018
Tax expenses	(6,048,902)	(6,858,230)	(6,096,899)
Legal provision	(2,016,778)	(4,435,942)	(1,836,429)
Income from sales of non-current assets, investments, and property and equipment, net	(239,606)	(344,627)	(614,895)
Card marketing expenses	(2,858,522)	(3,207,559)	(3,381,586)
Other (1)	(7,658,438)	(14,751,228)	(3,570,449)
Total	(18,822,246)	(29,597,586)	(15,500,258)

(1) In the year ended December 31, 2020, it includes: (i) impairment losses: in the acquisition of the right to provide financial services, in the amount of R$320,726 thousand (R$519,749 thousand in 2019 and R$162 thousand in 2018); software/hardware, in the amount of R$258,998 thousand (R$222,024 thousand in 2019 and R$386,265 thousand in 2018); and investment goodwill, in the amount of R$726,419 thousand (R$255,301 thousand in 2019 and there were no impairment losses in 2018); (ii) expenses with provision for restructuring, in the amount of R$980,978 thousand, mainly related to the branch network and staff and other provisions in the amount of R$102,200 thousand (R$696,469 thousand in 2019). In the year ended December 31, 2019, it also included expenses with provision for contingencies, related to FCVS, in the amount of R$342,155 thousand.